Inventories - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Cost of inventories relating to continuing operations recognised as expense	£ 324,000,000	£ 340,000,000
Inventory provisions charged in income statement	38,000,000	£ 48,000,000
Inventories pledged as security	£ 0